Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of assets and liabilities of the former VIEs
	As of December 31,
	2021	2022
	(in thousands of US$)
Cash and cash equivalents	293	1,951
Accounts receivable, net	1,333	474
Amounts due from subsidiaries	8,067	12,766
Property and equipment and intangible assets	1,195	775
Others	9,602	5,536
Total assets	20,490	21,502
Short term borrowings	941	574
Amounts due to parent and subsidiaries	55,623	60,029
Accounts payable, accrued expenses and other liabilities	16,458	12,690
Contract liabilities	89	62
Others	18	80
Total liabilities	73,129	73,435
Total shareholders’ deficit	(52,639)	(51,933)

Schedule of results of operations and changes in cash and cash equivalents of the former VIEs
	Years ended December 31,
	2020	2021	2022
	(in thousands of US$)
Revenue (note a)	55,014	30,979	30,371
Net loss (note a)	(3,528)	(16,244)	(4,349)
Net cash (used in)/generated from operating activities	(4,933)	(6,553)	858
Net cash used in investing activities	(1,196)	(178)	(430)
Net cash generated from financing activities	2,988	5,290	1,230

Schedule of cash and cash equivalents
	December 31,	December 31,
(In thousands)	2021	2022
Cash and cash equivalents	7,868	14,921

Schedule of depreciation using straight-line method to allocate their cost to their residual values over their estimated useful lives
Computers, server & switch and office equipment	5 years
Wi-Fi terminals for data connectivity services	2 years
Leasehold improvement	Over the shorter of lease term or 3 years

Schedule of amortization of finite-lived intangible assets estimated useful lives
Trademark	10 years
Software	10 years
Licensed copyrights	10 years